Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME /MD/
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
First Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT FIRST GOVERNMENT MONEY MARKET FUND Class (Ticker): O (FVRXX) B (FGBXX) C (FVCXX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share. The Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge reduces over time.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses assuming no redemption
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in money market instruments issued by the U.S. Treasury, such as U.S. Treasury bills and U.S. Treasury notes and bonds having short-term maturities, or by U.S. Government agencies and instrumentalities (collectively referred to as "U.S. Government obligations"). The Fund may invest in these securities directly or through repurchase agreements and variable-rate demand notes. All investments generally must comply with applicable money market fund requirements, including Rule 2a-7 of the Investment Company Act of 1940.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Management Risk. The individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. The Fund seeks to minimize credit risk by investing primarily in securities that are considered to be of high quality. The Fund also may limit the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

Variable Rate Demand Note ("VRDN") Risk. Investments in VRDNs involve credit risk with respect to the obligor/guarantor providing the Fund with the credit and liquidity support for the tender option. While the Fund invests only in VRDNs of high-quality issuers, or which are supported by high-quality financial institutions, it is still possible that an obligor/guarantor could default on its obligations.

		Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund's ability to maintain a $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund’s performance over time with that of a peer average.

The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

		The return for each of the Fund’s other Classes of shares will differ from the Class O returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon redemption of the Fund’s Class B and Class C shares. Any sales charge will reduce your return.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund’s performance over time with that of a peer average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class O
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon redemption of the Fund’s Class B and Class C shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter (of periods shown) 3/31/07 1.14% Worst Quarter (of periods shown) 6/30/10 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/2012) (with maximum sales charge deducted, if any)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For current yield information, call 800-368-2745, or visit Calvert’s website at www.calvert.com.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-368-2745
First Government Money Market Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Net expenses	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
2003	rr_AnnualReturn2003	0.52%
2004	rr_AnnualReturn2004	0.66%
2005	rr_AnnualReturn2005	2.49%
2006	rr_AnnualReturn2006	4.30%
2007	rr_AnnualReturn2007	4.50%
2008	rr_AnnualReturn2008	2.42%
2009	rr_AnnualReturn2009	0.13%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	1.50%
First Government Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.13%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[2]
Net expenses	rr_NetExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	1,260
5 Years	rr_ExpenseExampleYear05	1,742
10 Years	rr_ExpenseExampleYear10	2,808
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	860
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,542
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,808
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	0.86%
First Government Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.89%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.39%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Net expenses	rr_NetExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	708
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,697
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	708
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,240
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,697
1 Year	rr_AverageAnnualReturnYear01	(0.99%)
5 Years	rr_AverageAnnualReturnYear05	0.23%
10 Years	rr_AverageAnnualReturnYear10	0.85%
First Government Money Market Fund | Lipper U.S. Government Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	1.40%

[1]	The contingent deferred sales charge reduces over time.
[2]	The investment advisor has agreed to contractually limit net annual fund operating expenses through April 30, 2014. Direct net operating expenses will not exceed 2.00% for Class B and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.